UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10389

Tax-Managed International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio                                                                                     as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Airlines — 0.8%
Air France-KLM	62,000	$2,792,089
		$2,792,089
Auto Components — 0.5%
Aisin Seiki Co., Ltd.	40,000	$1,564,001
		$1,564,001
Automobiles — 2.2%
Honda Motor Co., Ltd.	106,000	$3,829,409
Toyota Motor Corp.	60,000	3,629,178
		$7,458,587
Beverages — 4.0%
Coca-Cola Icecek Uretim AS	100,000	$915,364
Diageo PLC	150,000	3,065,330
Fomento Economico Mexicano SA de C.V. ADR	132,000	4,886,640
Heineken Holding NV	28,000	1,511,895
InBev NV	37,400	3,013,278
		$13,392,507
Capital Markets — 3.0%
Deutsche Bank AG	17,000	$2,316,760
Invesco PLC ADR	115,000	2,896,850
UBS AG	84,000	4,644,166
		$9,857,776
Chemicals — 1.7%
Agrium, Inc.	75,000	$3,144,000
BASF AG	20,000	2,588,048
		$5,732,048
Commercial Banks — 14.6%
Anglo Irish Bank Corp. PLC	77,400	$1,434,152
Australia and New Zealand Banking Group, Ltd.	138,500	3,338,260
Banco Bilbao Vizcaya Argentaria SA	116,700	2,858,322
Banco Santander Central Hispano SA	300,000	5,716,318
Bank of Ireland	120,000	2,242,303
Barclays PLC	480,000	6,745,221
BNP Paribas SA	26,500	2,914,498
Commerzbank AG	85,000	3,658,525
Danske Bank A/S	52,700	2,220,575
DBS Group Holdings, Ltd.	300,000	4,481,905
Erste Bank der oesterreichischen Sparkassen AG	43,500	3,274,339

Grupo Financiero Banorte SA de C.V.	500,000	$2,227,757
HBOS PLC	50,000	974,090
Intesa Sanpaolo	230,000	1,740,780
Societe Generale	12,300	2,115,189
Woori Finance Holdings Co., Ltd. ADR	34,145	2,632,921
		$48,575,155
Communications Equipment — 1.0%
Nokia Oyj	120,000	$3,429,734
		$3,429,734
Construction & Engineering — 0.8%
Vinci SA	38,000	$2,723,430
		$2,723,430
Construction Materials — 0.9%
Lafarge Malayan Cement Berhad	6,000,000	$2,940,120
		$2,940,120
Consumer Finance — 1.1%
Orix Corp.	15,300	$3,653,743
		$3,653,743
Diversified Financial Services — 2.6%
Fortis	35,000	$1,380,731
ING Groep NV	130,439	5,509,212
VTB Bank OJSC (1)	166,000	1,767,900
		$8,657,843
Diversified Telecommunication Services — 4.8%
BT Group PLC	1,130,000	$7,164,976
Koninklijke KPN NV	350,000	5,417,986
Telenor ASA (1)	65,000	1,190,093
TeliaSonera AB	300,000	2,268,151
		$16,041,206
Electric Utilities — 4.4%
E.ON AG	19,340	$3,044,836
E.ON AG ADR	51,350	2,687,145
Enel SPA	460,000	4,750,997
Scottish and Southern Energy PLC	145,000	4,238,685
		$14,721,663
Electronic Equipment & Instruments — 0.6%
Ibiden Co., Ltd.	27,000	$1,969,539
		$1,969,539

Energy Equipment & Services — 3.3%
Acergy SA	300,000	$7,984,520
Tenaris SA ADR	60,000	2,890,200
		$10,874,720
Food & Staples Retailing — 0.8%
Controladora Comercial Mexicana SA de C.V., Unit	1,000,000	$2,760,133
		$2,760,133
Food Products — 1.7%
Nestle SA	15,000	$5,755,004
		$5,755,004
Gas Utilities — 0.4%
Samchully Co., Ltd.	5,000	$1,211,512
		$1,211,512
Health Care Equipment & Supplies — 0.6%
Synthes, Inc.	18,000	$2,096,383
		$2,096,383
Industrial Conglomerates — 2.7%
Keppel Corp., Ltd.	742,000	$6,467,999
Siemens AG ADR	20,000	2,532,600
		$9,000,599
Insurance — 3.5%
Aviva PLC	156,700	$2,178,653
AXA SA	145,900	5,696,614
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,618,597
		$11,493,864
Machinery — 4.2%
Atlas Copco AB, Class B	186,000	$2,975,826
Komatsu, Ltd.	250,000	7,850,498
SKF AB ADR	50,000	1,061,160
Vallourec SA	8,000	2,070,430
		$13,957,914
Marine — 0.7%
Cosco Corp. Singapore, Ltd.	700,000	$2,322,254
		$2,322,254
Metals & Mining — 9.4%
Anglo American PLC, ADR	127,400	$3,736,642
BHP Billiton, Ltd.	100,000	3,202,167
BlueScope Steel, Ltd.	225,000	2,090,443

Companhia Vale do Rio Doce ADR	110,000	$4,656,300
JSC Norilsk Nickel ADR	16,000	3,584,000
Rio Tinto, Ltd.	97,500	7,640,754
Silver Wheaton Corp. (1)	280,000	3,838,800
Teck Cominco, Ltd., Class B	54,000	2,392,133
		$31,141,239
Multi-Utilities — 1.8%
RWE AG	58,000	$6,164,003
		$6,164,003
Office Electronics — 1.8%
Canon, Inc.	111,250	$5,850,412
		$5,850,412
Oil, Gas & Consumable Fuels — 6.2%
ENI SPA	75,000	$2,626,080
Norsk Hydro ASA	100,000	3,853,732
Petroleo Brasileiro SA ADR	90,000	5,026,500
Sibir Energy PLC (1)	170,000	1,658,401
Total SA	96,000	7,564,005
		$20,728,718
Pharmaceuticals — 2.6%
Novartis AG	50,000	$2,693,401
Roche Holding AG	33,500	5,925,173
		$8,618,574
Real Estate Management & Development — 0.6%
Sun Hung Kai Properties, Ltd.	155,000	$1,971,219
		$1,971,219
Road & Rail — 1.3%
Canadian Pacific Railway, Ltd.	61,000	$4,484,664
		$4,484,664
Software — 5.0%
Nintendo Co., Ltd.	29,000	$13,911,287
UbiSoft Entertainment SA (1)	40,000	2,606,853
		$16,518,140
Tobacco — 0.9%
British American Tobacco PLC	95,000	$3,071,427
		$3,071,427
Trading Companies & Distributors — 1.8%
Mitsubishi Corp.	200,000	$5,876,424
		$5,876,424

Wireless Telecommunication Services — 4.9%
Bouygues SA	35,000	$2,804,795
China Mobile, Ltd. ADR	65,000	3,730,350
Philippine Long Distance Telephone Co. ADR	60,300	3,446,748
Turkcell Iletisim Hizmetleri AS ADR	200,000	3,536,000
Vodafone Group PLC ADR	95,000	2,883,250
		$16,401,143
Total Common Stocks (identified cost $208,315,701)		$323,807,787

Short-Term Investments — 2.3%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$7,573	$7,573,426
Total Short-Term Investments (identified cost, $7,573,426)		$7,573,426
Total Investments — 99.5% (identified cost $215,889,127)		$331,381,213
Other Assets, Less Liabilities — 0.5%		$1,502,329
Net Assets — 100.0%		$332,883,542

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $45,669.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Japan	14.5%	$48,134,491
United Kingdom	11.6%	38,613,524
France	9.4%	31,287,904
Germany	8.0%	26,610,515
Switzerland	6.3%	21,114,127
Australia	4.9%	16,271,624
Canada	4.2%	13,859,597
Singapore	4.0%	13,272,157
Norway	3.9%	13,028,345
Netherlands	3.7%	12,439,093
Mexico	3.0%	9,874,530
Brazil	2.9%	9,682,800
Italy	2.7%	9,117,857
Spain	2.6%	8,574,640
Sweden	1.9%	6,305,137
Russia	1.6%	5,351,900
Turkey	1.3%	4,451,364
Belgium	1.3%	4,394,009
Republic of Korea	1.1%	3,844,433
China	1.1%	3,730,350
Ireland	1.1%	3,676,455
Philippines	1.0%	3,446,748
Finland	1.0%	3,429,734
Austria	1.0%	3,274,339
Malaysia	0.9%	2,940,120
Argentina	0.9%	2,890,200
Denmark	0.7%	2,220,575
Hong Kong	0.6%	1,971,219
Total Common Stocks	97.2%	$323,807,787
Short-Term Investments	2.3%	$7,573,426

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$217,651,109
Gross unrealized appreciation	$114,431,152
Gross unrealized depreciation	(701,048)
Net unrealized appreciation	$113,730,104

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 24, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	September 24, 2007